Contingent Liabilities	12 Months Ended
Dec. 31, 2021
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Contingent Liabilities
3 5	CONTINGENT LIABILITIES
(a) Bank and other guarantees
At December 31, 2021 and 2020, the Group did not guarantee related parties or third parties any significant borrowings or others.
(b) Environmental liabilities
The PRC has enacted comprehensive environmental laws and regulations that affect the operation of the oil and gas industry. Management believes that there are no probable liabilities under existing legislation, except for the amounts which have already been reflected in the consolidated financial statements, which may have a material adverse effect on the financial position of the Group.
As of December 31,2021, the amounts of asset retirement obligations which have already been reflected in the consolidated financial statements relating to environmental liability were RMB 129,405
(2020: 114,819)

(Note 3
3
).

(c) Legal contingencies
During the reporting period, the Group has complied with domestic and overseas laws and regulatory requirements. Notwithstanding certain insignificant lawsuits as well as other proceedings outstanding, management believes that any resulting liabilities will not have a material adverse effect on the financial position of the Group.

(d) Group insurance

The Group has insurance coverage for certain assets that are subject to significant operating risks, third-party liability insurance against claims relating to personal injury, property and environmental damages that result from accidents and employer liabilities insurance. The potential effect on the financial position of the Group of any liabilities resulting from future uninsured incidents cannot be estimated by the Group at present.